Related parties (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2022	Oct. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022
Novonor And Its Direct And Indirect Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Estimated amount	R$ 142,000
Petrobras Transporte S A [Member]
IfrsStatementLineItems [Line Items]
Estimated amount				R$ 203,000
Petrocoque S A Industria Comercio [Member]
IfrsStatementLineItems [Line Items]
Estimated amount			R$ 433,000
Refinaria Alberto Pasqualini [Member]
IfrsStatementLineItems [Line Items]
Estimated amount		R$ 630,000
New or renewedagreements with related companies member
IfrsStatementLineItems [Line Items]
Related parties amount					R$ 60,000
New or renewedagreements with related companies member | Top of range [member]
IfrsStatementLineItems [Line Items]
Related parties amount					R$ 20,000
Agreement With Petrocoque [Member]
IfrsStatementLineItems [Line Items]
Related parties estimated value				3,300,000
Refinaria Duque De Caxias [Member]
IfrsStatementLineItems [Line Items]
Related parties estimated value				2,400,000
Refinaria Henrique Lage [Member]
IfrsStatementLineItems [Line Items]
Related parties estimated value				4,700,000
Refinaria Planaltode Paulinia [Member]
IfrsStatementLineItems [Line Items]
Related parties estimated value				8,100,000
Refinaria Presidente Getulio Vargas [Member]
IfrsStatementLineItems [Line Items]
Related parties estimated value				R$ 6,800,000